Note 14 - Loss Per Shares	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
14.	LOSS PER SHARE

	2018	2017	2016

Numerator
Net loss	$(16,322,779)	$(12,797,797)	$(13,224,684)

Denominator
Weighted average number of common shares outstanding	282,098,432	259,771,793	220,058,321

Weighted average number of common shares outstanding - diluted	282,098,432	259,771,793	220,058,321

Basic and diluted loss per share	$(0.06)	$(0.05)	$(0.06)

The effect of common share purchase options, warrants, compensation warrants and shares to be issued on the net loss in
2018,
2017
and
2016
is
not
reflected as they are anti-dilutive.